Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	May 10, 2023	Apr. 30, 2023	Oct. 25, 2022	Jun. 23, 2022	Apr. 30, 2022	Dec. 21, 2021	Jun. 29, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Oct. 18, 2017
C000225893
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI MacKay Core Plus Bond ETF
Account Value	$ 9,881	$ 9,052		$ 8,950			$ 9,069		$ 10,000
C000238088
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI MacKay High Income ETF
Account Value	$ 12,468	11,521		10,712	$ 10,000
C000248469
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI MacKay Securitized Income ETF
C000184310
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI MacKay Muni Insured ETF
Account Value	$ 11,610	11,405		11,159			10,968			$ 12,012	$ 11,090	$ 10,658	$ 9,987	$ 10,000
C000184311
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI MacKay Muni Intermediate ETF
Account Value	$ 11,830	11,548		11,311			11,018			11,864	10,904	10,623	9,966	10,000
C000222073
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI MacKay California Muni Intermediate ETF
Account Value	$ 9,445	9,228		8,983			8,782	$ 10,000
C000241259
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI CBRE Real Assets ETF
Account Value	$ 11,424	9,984	$ 10,000
C000234758
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Winslow Large Cap Growth ETF
Account Value	$ 17,823	15,732		11,489		$ 10,000
C000234759
Account Value [Line Items]
Line Graph and Table Measure Name	NYLI Winslow Focused Large Cap Growth ETF
Account Value	$ 18,801	16,219		11,812		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,610	8,897		9,029			9,068		10,000
Bloomberg Very Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Very Liquid High Yield Index
Account Value	$ 12,749	11,777		10,814	10,000
Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Bloomberg Municipal All Insured Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal All Insured Bond Index
Account Value	$ 11,615	11,452		11,186			10,872			11,945	10,929	10,617	9,903	10,000
Bloomberg Municipal Bond Index 1-15 Year Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index 1-15 Year Blend
Account Value	$ 11,346	11,124		10,923			10,554			11,323	10,649	10,403	9,853	10,000
Bloomberg California Intermediate Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Bond Index
Account Value	$ 9,857	9,697		9,583			9,186	10,000
CBRE Real Assets Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	CBRE Real Assets Blended Index
Account Value	$ 11,396	9,991	10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Growth Index
Account Value	$ 17,313	15,117		11,469		10,000
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Growth Index
Account Value	$ 17,313	15,117		11,469		10,000
Core Plus Bond Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Core Plus Bond Blended Index
Account Value	$ 9,918	9,169		9,121			9,128		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,531	10,674		10,833	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,335	11,150		10,922			10,617			11,526	10,697	10,471	9,864	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,335	11,150		10,922			10,617			$ 11,526	$ 10,697	$ 10,471	$ 9,864	$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 9,738	9,578		9,383			$ 9,121	$ 10,000
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Account Value	$ 13,366	11,917	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 15,220	13,662		11,171		10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Account Value	$ 15,220	$ 13,662		$ 11,171		$ 10,000